Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000244046 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244046 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244046 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244046 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244046 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244046 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244046 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244046 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244046 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244046 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244046 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244046 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244046 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000244046 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.40%
C000244046 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.60%
C000244048 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244048 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244048 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244048 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244048 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244048 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244048 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244048 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244048 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000244048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244048 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244048 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000244047 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244047 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244047 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244047 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244047 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244047 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244047 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244047 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244047 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244047 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000244047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244047 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244047 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000244050 | 804395101 | Saul Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 313855108 | Federal Signal Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 336901103 | 1st Source Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 74319R101 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000244050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000244050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000244050 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000244050 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000244049 | 804395101 | Saul Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 313855108 | Federal Signal Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 336901103 | 1st Source Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 74319R101 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244049 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244049 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244049 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244049 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000244049 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244049 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244049 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244049 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000244049 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000244049 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.20%
C000244049 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%